UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2014

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 53.7%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	19,095,757	22,398,731
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	16,861,878	19,225,829
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	11,795,297	13,984,339
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	13,085,199	14,597,154
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,234,796	4,400,587
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	17,838,267	21,810,064
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	1,717,385	2,427,953
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	5,505,910	7,666,550
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	10,929,305	13,550,633
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	11,212,310	13,975,090
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	13,165,114	12,083,099
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	8,664,253	7,667,189
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	8,890,771	8,998,429
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	1,499,450	1,592,579
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	663,958	709,398
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	1,271,340	1,289,168
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	10,633,245	11,601,455
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	898,428	954,789
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	52,555,925	53,011,690
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	2,180,541	2,384,199
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	5,897,266	5,915,005
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	487,618	532,608
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	5,217,888	5,555,423
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	3,160,487	3,359,003
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,042,851	4,245,308
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	26,210,547	26,770,587
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	14,387,484	14,073,318
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	22,326,662	21,817,346
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,548,942	16,031,787
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	11,261,470	11,153,259
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	27,977,592	28,150,270
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	11,398,311	12,210,440
TOTAL U.S. TREASURY SECURITIES (Cost $371,053,640)		384,143,279
CORPORATE BONDS — 16.5%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	312,000	345,058
Lockheed Martin Corp., 2.125%, 9/15/16	562,000	575,137
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	808,479
United Technologies Corp., 4.50%, 6/1/42	268,000	281,556
		2,010,230
Automobiles — 0.5%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)	499,000	498,964
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,249,000	1,261,700

Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22	1,686,000	1,741,184
		3,501,848
Banks — 2.1%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,898,691
Bank of America Corp., MTN, 3.30%, 1/11/23	1,030,000	1,005,921
Barclays Bank plc, 3.75%, 5/15/24	400,000	398,415
BB&T Corp., MTN, 2.05%, 6/19/18	300,000	301,441
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	298,861
Capital One Financial Corp, 3.15%, 7/15/16	562,000	582,068
Capital One Financial Corp., 2.45%, 4/24/19	400,000	398,833
Citigroup, Inc., 5.50%, 2/15/17	1,000,000	1,084,695
Citigroup, Inc., 1.75%, 5/1/18	499,000	492,532
Citigroup, Inc., 4.05%, 7/30/22	760,000	771,223
Citigroup, Inc., 3.75%, 6/16/24	500,000	498,804
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	499,000	526,600
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	247,032
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	170,197
Fifth Third Bank, 2.875%, 10/1/21	250,000	246,539
HSBC Holdings plc, 5.10%, 4/5/21	624,000	703,313
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	849,376
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,340,605
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	244,958
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	468,000	543,715
Standard Chartered plc, 3.95%, 1/11/23(2)	160,000	156,035
U.S. Bancorp, MTN, 2.95%, 7/15/22	499,000	485,103
U.S. Bancorp, MTN, 3.60%, 9/11/24	300,000	297,170
Wells Fargo & Co., 5.625%, 12/11/17	1,249,000	1,399,014
Wells Fargo & Co., 4.125%, 8/15/23	400,000	414,140
		15,355,281
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	893,000	1,079,315
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	749,000	846,189
Diageo Capital plc, 2.625%, 4/29/23	500,000	477,227
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	630,000	643,313
		3,046,044
Biotechnology — 0.3%
Amgen, Inc., 5.85%, 6/1/17	637,000	710,049
Amgen, Inc., 3.625%, 5/22/24	350,000	348,041
Celgene Corp., 3.625%, 5/15/24	150,000	148,742
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	911,330
		2,118,162
Capital Markets — 0.2%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	312,966
Bank of New York Mellon Corp. (The), MTN, 2.50%, 1/15/16	1,249,000	1,279,443
		1,592,409
Chemicals — 0.5%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	753,214
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	293,318
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	175,023

Eastman Chemical Co., 3.60%, 8/15/22	999,000	1,008,683
Ecolab, Inc., 4.35%, 12/8/21	624,000	677,227
LYB International Finance BV, 4.875%, 3/15/44	400,000	409,855
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	248,680
Mosaic Co. (The), 5.625%, 11/15/43	200,000	224,057
		3,790,057
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	468,000	497,698
Waste Management, Inc., 3.50%, 5/15/24	400,000	399,691
		897,389
Communications Equipment — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	244,000
Apple, Inc., 3.45%, 5/6/24	250,000	252,868
Apple, Inc., 4.45%, 5/6/44	400,000	410,713
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	172,492
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	631,834
		1,711,907
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	1,050,000	1,035,601
American Express Credit Corp., 1.30%, 7/29/16	370,000	372,254
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,383
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	260,294
Discover Bank, 2.00%, 2/21/18	400,000	398,464
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	480,523
PNC Bank N.A., 6.00%, 12/7/17	499,000	564,364
		3,359,883
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	273,309
Diversified Financial Services — 1.3%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	351,414
Citigroup, Inc., 4.00%, 8/5/24	250,000	245,318
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,250,429
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,123,000	1,311,406
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	441,350
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	505,029
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	256,259
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	710,828
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,302,266
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	348,598
Morgan Stanley, 5.00%, 11/24/25	1,580,000	1,655,012
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	559,347
Morgan Stanley, MTN, 4.35%, 9/8/26	150,000	147,811
		9,085,067
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	468,000	443,641
AT&T, Inc., 6.55%, 2/15/39	533,000	670,668
AT&T, Inc., 4.80%, 6/15/44	350,000	345,652
British Telecommunications plc, 5.95%, 1/15/18	624,000	704,928
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,072,925

Orange SA, 2.75%, 2/6/19	300,000	303,953
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	830,143
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	361,494
		4,733,404
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	492,181
Transocean, Inc., 5.05%, 12/15/16	312,000	332,709
Transocean, Inc., 3.80%, 10/15/22	250,000	229,893
		1,054,783
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,194,189
Sysco Corp., 3.00%, 10/2/21(3)	300,000	301,071
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	430,483
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,120,387
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	987,268
		4,033,398
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,216,266
Mondelez International, Inc., 4.00%, 2/1/24	200,000	205,379
Unilever Capital Corp., 2.20%, 3/6/19	500,000	505,234
		1,926,879
Gas Utilities — 1.0%
Enable Midstream Partners LP, 3.90%, 5/15/24(2)	350,000	348,902
Enbridge, Inc., 3.50%, 6/10/24	350,000	345,195
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	416,010
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	304,320
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	477,499
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	254,930
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	894,868
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	379,872
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	712,000	725,717
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	484,967
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	296,368
Williams Cos., Inc. (The), 4.55%, 6/24/24	350,000	347,017
Williams Partners LP, 3.80%, 2/15/15	812,000	821,070
Williams Partners LP, 4.125%, 11/15/20	531,000	556,824
Williams Partners LP, 4.30%, 3/4/24	600,000	613,324
		7,266,883
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	350,000	346,077
Medtronic, Inc., 2.75%, 4/1/23	312,000	300,070
		646,147
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	389,108
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	550,172
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	391,836
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	398,156
		1,729,272

Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	348,285
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	762,592
Insurance — 0.9%
Allstate Corp. (The), 4.50%, 6/15/43	350,000	359,751
American International Group, Inc., 4.875%, 6/1/22	780,000	859,247
American International Group, Inc., 4.50%, 7/16/44	350,000	347,187
American International Group, Inc., MTN, 5.85%, 1/16/18	400,000	450,377
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	725,860
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	350,000	391,077
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	409,656
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	982,115
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	302,863
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	400,648
Prudential Financial, Inc., VRN, 3.70%, 10/1/14	189,000	200,937
Voya Financial, Inc., 2.90%, 2/15/18	499,000	513,854
XLIT Ltd., 2.30%, 12/15/18	250,000	250,077
		6,193,649
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	123,461
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	604,000	623,692
Machinery — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	254,867
Deere & Co., 5.375%, 10/16/29	468,000	554,842
		809,709
Media — 1.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	908,878
Comcast Corp., 6.50%, 11/15/35	556,000	725,587
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	718,000	728,140
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	300,000	313,493
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,455,416
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	796,520
Time Warner, Inc., 4.70%, 1/15/21	700,000	767,271
Viacom, Inc., 4.50%, 3/1/21	843,000	911,164
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	479,907
		7,086,376
Metals and Mining — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	582,274
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	957,003
Freeport-McMoRan, Inc., 3.875%, 3/15/23	87,000	86,046
Newmont Mining Corp., 6.25%, 10/1/39	462,000	456,865
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	486,347
		2,568,535
Multi-Utilities — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	293,343
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	887,139
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,272,492

Duke Energy Corp., 3.55%, 9/15/21	780,000	809,740
Georgia Power Co., 4.30%, 3/15/42	250,000	250,832
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	257,701
Sempra Energy, 6.50%, 6/1/16	356,000	388,569
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	203,702
		4,363,518
Multiline Retail†
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	350,000	347,051
Oil, Gas and Consumable Fuels — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	600,934
BP Capital Markets plc, 2.50%, 11/6/22	262,000	246,697
BP Capital Markets plc, 2.75%, 5/10/23	375,000	354,948
Chevron Corp., 2.43%, 6/24/20	350,000	354,343
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	400,390
ConocoPhillips Co., 2.40%, 12/15/22	887,000	850,476
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,726,467
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	245,294
Noble Energy, Inc., 4.15%, 12/15/21	874,000	928,188
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	379,831
Petro-Canada, 6.80%, 5/15/38	250,000	329,610
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	318,918
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,423,003
Statoil ASA, 2.45%, 1/17/23	468,000	447,588
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	379,646
Total Capital SA, 2.125%, 8/10/18	350,000	354,762
		10,341,095
Paper and Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41	325,000	370,992
Personal Products — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	405,397
Pharmaceuticals — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	577,000	552,809
Actavis Funding SCS, 3.85%, 6/15/24(2)	350,000	340,057
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	490,134
Merck & Co., Inc., 2.40%, 9/15/22	499,000	477,132
Mylan, Inc., 2.60%, 6/24/18	210,000	212,182
Mylan, Inc., 2.55%, 3/28/19	300,000	298,714
Roche Holdings, Inc., 6.00%, 3/1/19(2)	736,000	853,959
Roche Holdings, Inc., 3.35%, 9/30/24(2)	300,000	301,268
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	305,040
		3,831,295
Real Estate Investment Trusts (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	211,135
Essex Portfolio LP, 3.625%, 8/15/22	250,000	252,922
HCP, Inc., 5.375%, 2/1/21	312,000	348,678
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	247,744
Kilroy Realty LP, 3.80%, 1/15/23	331,000	332,154
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	468,000	455,979
		1,848,612

Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24		300,000	306,265
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		250,000	269,756
Canadian National Railway Co., 4.50%, 11/7/43		375,000	398,411
CSX Corp., 4.25%, 6/1/21		799,000	868,468
Norfolk Southern Corp., 5.75%, 4/1/18		250,000	282,945
Norfolk Southern Corp., 3.85%, 1/15/24		100,000	103,638
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)		250,000	256,084
Union Pacific Corp., 2.75%, 4/15/23		250,000	243,681
			2,729,248
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 2.70%, 12/15/22		868,000	845,828
Software — 0.6%
Adobe Systems, Inc., 3.25%, 2/1/15		936,000	944,478
Intuit, Inc., 5.75%, 3/15/17		443,000	489,107
Microsoft Corp., 2.125%, 11/15/22		787,000	747,050
Oracle Corp., 5.75%, 4/15/18		999,000	1,133,935
Oracle Corp., 2.50%, 10/15/22		999,000	956,027
Oracle Corp., 3.40%, 7/8/24		350,000	349,146
			4,619,743
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43		499,000	492,936
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21		400,000	425,226
Seagate HDD Cayman, 4.75%, 1/1/25(2)		350,000	350,000
			775,226
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23		468,000	443,356
TOTAL CORPORATE BONDS (Cost $115,708,812)			118,062,948
SOVEREIGN GOVERNMENTS AND AGENCIES — 16.3%
Australia — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,504,805
Canada — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,776,321	2,060,925
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,322,903	3,036,636
			5,097,561
France — 5.1%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,340,593	4,665,160
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,266,343	12,275,749
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,878,575	15,423,995
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,676,907	4,153,516
			36,518,420
Germany — 1.6%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,216,032	7,516,005
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	3,019,851	4,011,798
			11,527,803
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	145,333,000	1,460,919

Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	497,500
United Kingdom — 8.2%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	14,540,033
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	6,098,500	12,023,093
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,812,000	31,752,997
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	297,270	584,508
			58,900,631
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $116,326,155)			116,507,639
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.3%
FHLMC, 4.50%, 4/1/41		$17,957,614	19,515,955
FNMA, 4.50%, 5/1/39		5,331,879	5,849,634
FNMA, 4.00%, 11/1/41		1,887,954	1,995,380
FNMA, 4.00%, 11/1/41		1,400,847	1,480,613
FNMA, 4.00%, 2/1/42		2,111,973	2,232,111
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,490,120)			31,073,693
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/14		1,252,197	1,283,332
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14		999,000	1,041,570
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)		2,750,000	2,713,283
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)		2,275,000	2,253,804
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47		2,225,000	2,302,186
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47		1,625,000	1,727,219
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14		402,399	403,206
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39		706,539	714,081
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39		3,634,231	3,663,484
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)		3,000,000	3,092,504
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(2)		2,877,000	2,861,871
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46		1,725,000	1,840,509
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46		1,075,000	1,150,655
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14		1,249,000	1,287,432
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14		1,108,000	1,156,817
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41		1,062,863	1,064,169
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(2)		1,600,000	1,618,568
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $29,966,507)			30,174,690
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		257,453	271,481
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33		455,776	479,637
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		185,037	190,024
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33		685,749	694,243
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18		191,822	197,804
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		378,442	406,735
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33		466,188	491,049
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14		376,580	380,029
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/14		113,817	115,706
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14		352,700	356,572
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(2)		1,615,529	1,679,172
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/14		2,000,000	2,031,111

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	442,124	454,110
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/25/14	330,372	323,986
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	591,844	635,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	406,330	434,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	1,610,474	1,646,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	3,098,332	3,184,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	160,872	166,870
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/14(2)	1,840,589	1,885,545
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,947,964)		16,025,519
ASSET-BACKED SECURITIES(4) — 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	2,003,699
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/7/14(2)	2,225,000	2,223,679
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,982,370	1,966,178
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	1,341,875	1,356,656
TOTAL ASSET-BACKED SECURITIES (Cost $7,580,744)		7,550,212
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	110,000	148,599
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	116,538
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	267,054
TOTAL MUNICIPAL SECURITIES (Cost $419,857)		532,191
TEMPORARY CASH INVESTMENTS — 2.2%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(5)	6,924,000	6,923,981
SSgA U.S. Government Money Market Fund, Class N	8,544,058	8,544,058
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,468,058)		15,468,039
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $702,961,857)		719,538,210
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,704,627)
TOTAL NET ASSETS — 100.0%		$715,833,583

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,784,727	AUD	1,928,009	Barclays Bank plc	11/21/14	102,644
USD	1,530,434	AUD	1,700,000	JPMorgan Chase Bank N.A.	11/21/14	47,276
CAD	1,158,589	USD	1,050,000	JPMorgan Chase Bank N.A.	11/21/14	(16,744)
USD	1,950,000	CAD	2,154,719	JPMorgan Chase Bank N.A.	11/21/14	28,373
USD	1,450,000	CAD	1,607,548	JPMorgan Chase Bank N.A.	11/21/14	16,352
USD	4,460,087	CAD	4,894,009	UBS AG	11/21/14	95,499
CHF	1,074,052	USD	1,150,000	JPMorgan Chase Bank N.A.	11/21/14	(24,515)
CHF	606,694	USD	650,000	UBS AG	11/21/14	(14,253)
USD	950,000	CHF	890,959	JPMorgan Chase Bank N.A.	11/21/14	16,375
USD	3,242,745	CHF	2,964,258	Westpac Group	11/21/14	136,536
USD	39,063	CLP	23,185,956	Barclays Bank plc	11/21/14	465
USD	47,273	CZK	994,101	Barclays Bank plc	11/21/14	1,577
USD	1,300,000	CZK	27,419,925	UBS AG	11/21/14	39,570
EUR	1,600,000	USD	2,072,859	JPMorgan Chase Bank N.A.	11/21/14	(51,284)
EUR	650,000	USD	841,829	JPMorgan Chase Bank N.A.	11/21/14	(20,565)
USD	724,294	EUR	550,000	Barclays Bank plc	11/21/14	29,378
USD	578,571	EUR	450,000	JPMorgan Chase Bank N.A.	11/21/14	10,003

USD	54,354,939	EUR	41,240,626	Westpac Group	11/21/14	2,248,058
GBP	450,000	USD	746,160	Deutsche Bank	11/21/14	(16,960)
GBP	600,000	USD	973,453	JPMorgan Chase Bank N.A.	11/21/14	(1,186)
GBP	1,350,000	USD	2,189,452	JPMorgan Chase Bank N.A.	11/21/14	(1,850)
USD	1,224,719	GBP	750,000	Barclays Bank plc	11/21/14	9,385
USD	61,295,170	GBP	37,029,756	Deutsche Bank	11/21/14	1,290,462
USD	571,975	GBP	350,000	Deutsche Bank	11/21/14	4,819
USD	1,974,238	GBP	1,200,000	JPMorgan Chase Bank N.A.	11/21/14	29,703
USD	730,184	GBP	450,000	JPMorgan Chase Bank N.A.	11/21/14	983
USD	6,964,376	JPY	724,540,270	Barclays Bank plc	11/21/14	355,897
USD	500,000	JPY	54,432,700	JPMorgan Chase Bank N.A.	11/21/14	3,523
KRW	2,219,845,752	USD	2,182,310	Westpac Group	11/21/14	(89,141)
USD	1,050,000	KRW	1,093,050,000	Westpac Group	11/21/14	19,325
NOK	13,021,420	USD	2,102,829	Deutsche Bank	11/21/14	(79,620)
USD	1,450,000	NOK	9,296,068	Barclays Bank plc	11/21/14	5,619
SEK	80,293	USD	11,541	Deutsche Bank	11/21/14	(416)
USD	1,100,000	SEK	7,699,038	UBS AG	11/21/14	33,242
SGD	2,556,617	USD	2,044,803	UBS AG	11/21/14	(40,764)
USD	1,550,000	SGD	1,965,400	UBS AG	11/21/14	9,395
TWD	38,740,000	USD	1,300,000	Westpac Group	11/21/14	(24,464)
USD	2,329,463	TWD	69,418,005	Westpac Group	11/21/14	43,837
						4,196,534

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
59	U.S. Treasury 10-Year Notes	December 2014	7,353,797	47,805
165	U.S. Treasury Long Bonds	December 2014	22,754,531	221,347
47	U.S. Treasury Ultra Long Bonds	December 2014	7,167,500	59,746
			37,275,828	328,898

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(140,639)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(834,466)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(216,218)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(2,848,351)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(370,214)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(89,334)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(182,708)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(272,347)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,784,766)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(961,338)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(65,260)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(45,505)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(31,995)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	252
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(2,151,195)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(204,280)
						(10,198,364)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,409,831.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $28,795,312, which represented 4.0% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	384,143,279	—
Corporate Bonds	—	118,062,948	—
Sovereign Governments and Agencies	—	116,507,639	—
U.S. Government Agency Mortgage-Backed Securities	—	31,073,693	—
Commercial Mortgage-Backed Securities	—	30,174,690	—
Collateralized Mortgage Obligations	—	16,025,519	—
Asset-Backed Securities	—	7,550,212	—
Municipal Securities	—	532,191	—
Temporary Cash Investments	8,544,058	6,923,981	—
	8,544,058	710,994,152	—

Other Financial Instruments
Futures Contracts	328,898	—	—
Swap Agreements	—	252	—
Forward Foreign Currency Exchange Contracts	—	4,578,296	—
	328,898	4,578,548	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(10,198,616)	—
Forward Foreign Currency Exchange Contracts	—	(381,762)	—
	—	(10,580,378)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$703,132,266
Gross tax appreciation of investments	$26,382,148
Gross tax depreciation of investments	(9,976,204)
Net tax appreciation (depreciation) of investments	$16,405,944

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2014